Significant mergers and acquisitions and investments	12 Months Ended
Mar. 31, 2024
Significant mergers and acquisitions and investments
Significant mergers and acquisitions and investments
4.
Significant mergers and acquisitions and investments

Mergers and acquisitions

(a)
Acquisitions

Acquisitions that constitute business combinations are summarized in the following table:

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Net assets	852	1	28
Identifiable intangible assets	1,000	285	602
Deferred tax liabilities	(170)	(68)	(199)
	1,682	218	431
Noncontrolling interests and mezzanine equity	(1,884)	(38)	(98)
Net identifiable (liabilities) assets	(202)	180	333
Goodwill	3,283	583	1,782
Total purchase consideration	3,081	763	2,115
Fair value of previously held equity interests	(31)	—	—
Purchase consideration settled	(2,671)	(481)	(2,038)
Deferred consideration as of year end	379	282	77

Total purchase consideration is comprised of:
- cash consideration	3,050	763	2,115
- fair value of previously held equity interests	31	—	—
	3,081	763	2,115

In relation to the revaluation of previously held equity interests, the Company recognized a loss of RMB2 million, nil and nil in the consolidated income statements for the years ended March 31, 2022, 2023 and 2024, respectively, for the other acquisitions that constitute business combinations.

Pro forma results of operations for these acquisitions have not been presented because the effects of these acquisitions are not material to the consolidated income statements for the year ended March 31, 2022, 2023 and 2024, either individually or in aggregate.

Equity investments and others

(b)
Investment in Moonshot AI Ltd (“Moonshot”)

Moonshot is an artificial intelligence company in the PRC. During the year ended March 31, 2024, the Company invested a total of approximately US$0.8 billion (approximately RMB5.9 billion) for an approximately 36% equity interest. The investment in preferred stocks of Moonshot is accounted for using the measurement alternative.

(c)
Investment in Ant Group Co., Ltd. (“Ant Group”)

Ant Group provides comprehensive digital payment services and facilitates digital financial and value-added services for consumers and merchants, in China and across the world. In September 2019, following the satisfaction of the closing conditions, the Company received the 33% equity interest in Ant Group pursuant to the share and asset purchase agreement as amended from time to time (the “SAPA”).

4.
Significant mergers and acquisitions and investments (Continued)
(c)
Investment in Ant Group Co., Ltd. (“Ant Group”) (Continued)

The Company accounts for its equity interest in Ant Group under the equity method. Upon the completion, the Company recorded the 33% equity interest in Ant Group with a carrying value amounting to RMB90.7 billion in investments in equity method investees. The difference between the carrying value of the 33% equity interest in Ant Group and the Company’s share of the carrying value of Ant Group’s net assets upon completion is a basis difference, which mainly represents the fair value adjustments of amortizable intangible assets and equity investments. These adjustments amounted to RMB24.5 billion and RMB5.3 billion, respectively, both of which were net of their corresponding tax effects.

Subsequent to the receipt of the equity interest in Ant Group, the proportionate share of results of Ant Group, adjusted for the effects of the basis difference as described above, is recorded in share of results of equity method investees in the consolidated income statements on a one quarter in arrears basis. Following the receipt of equity interest in Ant Group, the Company has pre-emptive rights to participate in other issuances of equity securities by Ant Group and certain of its affiliates prior to the time of Ant Group meeting certain minimum criteria for a qualified IPO set forth in the SAPA. These pre-emptive rights entitle the Company to maintain the equity ownership percentage the Company holds in Ant Group immediately prior to any such issuances. In connection with the exercise of the pre-emptive rights, the Company is also entitled to receive certain payments from Ant Group, effectively funding the subscription for these additional equity interest, up to a value of US$1.5 billion, subject to certain adjustments. In addition, under the SAPA, in certain circumstances the Company is permitted to exercise pre-emptive rights through an alternative arrangement which will further protect the Company from dilution.

During the quarter ended September 30, 2023, Ant Group repurchased approximately 7% equity interest from its existing shareholders and the shares repurchased were allocated to the employee incentive plans of Ant Group. The number of shares held by the Company in Ant Group remains unchanged from legal perspective, the Company’s equity interest in Ant Group on a fully diluted basis remains unchanged at 33%.

For accounting purposes, the Company will take into consideration a proportionate share of equity interest held by the employee incentive plans of Ant Group to account for its share of results from its investment in Ant Group, subject to dilution as the equity interest under the employee incentive plans of Ant Group is transferred out. During the year ended March 31, 2024, there was no material change in the equity interest held by the employee incentive plans of Ant Group. While the Company’s carrying value of the investment in Ant Group remain unchanged upon completion, the transactions result in additional basis difference of RMB5.6 billion upon completion, which was mainly allocated to amortizable intangible assets of RMB1.7 billion with a weighted average amortization period of 7 years, goodwill of RMB3.9 billion, equity investments of RMB0.5 billion and deferred tax liabilities of RMB0.5 billion.